Revenue Recognition - Summary of Disaggregated Revenues (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Net revenue	$ 192.1	$ 135.9	$ 372.6	$ 238.2
New and Used Equipment Sales
Revenues:
Net revenue	95.1	61.2	177.3	106.0
Parts Sales
Revenues:
Net revenue	28.1	20.6	56.8	37.1
Service Revenue
Revenues:
Net revenue	28.4	22.7	58.6	39.9
Rental Revenue
Revenues:
Net revenue	26.0	22.1	51.2	39.1
Rental Equipment Sales
Revenues:
Net revenue	14.5	9.3	28.7	16.1
Accounting Standards Update 2016-02 [Member]
Revenues:
Net revenue	26.0	22.1	51.2	39.1
Accounting Standards Update 2016-02 [Member] | Rental Revenue
Revenues:
Net revenue	26.0	22.1	51.2	39.1
Accounting Standards Update 2014-09 [Member]
Revenues:
Net revenue	166.1	113.8	321.4	199.1
Accounting Standards Update 2014-09 [Member] | New and Used Equipment Sales
Revenues:
Net revenue	95.1	61.2	177.3	106.0
Accounting Standards Update 2014-09 [Member] | Parts Sales
Revenues:
Net revenue	28.1	20.6	56.8	37.1
Accounting Standards Update 2014-09 [Member] | Service Revenue
Revenues:
Net revenue	28.4	22.7	58.6	39.9
Accounting Standards Update 2014-09 [Member] | Rental Equipment Sales
Revenues:
Net revenue	$ 14.5	$ 9.3	$ 28.7	$ 16.1